Tax Matters	6 Months Ended
Jun. 30, 2025
Income Tax [Abstract]
Tax Matters
18.	Tax Matters
Tax regime applicable to income tax

A.
Income tax is determined on a separate basis; it is not consolidated. According to Peruvian, Colombian, Mexican and Luxembourg current legal legislation, the income tax is paid based on the statutory financial statements and tax losses, additions, and deductions established.

Tax rates

B.
Income tax expense is recognized at an amount determined by multiplying the profit (loss) before taxes for the interim reporting period by management’s best estimate of the expected weighted-average annual income tax rate for the full fiscal year, adjusted for the tax effect of certain items recognized in full in the interim period. As such, the effective tax rate in the interim financial statements may differ from management’s estimate of the effective tax rate for the annual financial statements. The Group’s consolidated effective tax rate for the six months ended June 30, 2025 was 37.06% (six months ended June 30, 2024: 102.16%).

Tax losses carried forward

C.
The Group has recognized a deferred income tax asset related to the tax-loss carryforward of those subsidiaries where it is more likely than the tax-loss carryforward can be used to compensate future taxable net income.